Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Operating leases:
Right-of-use assets - operating lease	¥ 11,711,306	$ 1,674,694	¥ 12,797,158
Current portion of operating lease liabilities	2,163,768	309,415	1,945,987
Non-current operating lease liabilities	10,092,039	$ 1,443,142	11,260,735
Total operating lease liabilities	12,255,807		13,206,722
Finance leases:
Non-current portion of right of use assets - finance lease	¥ 5,696,866		¥ 63,635
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent
Current portion of finance lease liabilities	¥ 263,203		¥ 13,498
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities, Current	Accrued Liabilities, Current	Accrued Liabilities, Current
Non-current finance lease liabilities	¥ 4,769,972		¥ 35,145
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total finance lease liabilities	¥ 5,033,175		¥ 48,643